Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
Net loss per common share, diluted	$ 0.04	$ (0.76)	$ (2.71)	$ (2.25)
Weighted-average common shares outstanding, diluted	23,316,071	12,379,480	14,612,600	10,620,614